Income Taxes - Tax Effects of Assets and Liabilities Included in Net Deferred Tax (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowances for losses on loans and real estate owned	$ 2,432,000	$ 2,369,000
Minimum tax credit carry forward	3,851,000	3,834,000
Writedown of debt	1,255,000	1,305,000
Real estate acquired through foreclosure, net	176,000	213,000
State net operating loss carryover	556,000	568,000
Defined benefit plans	244,000	325,000
Mortgage servicing rights	1,000	3,000
Investment in joint ventures	906,000	1,210,000
Interest rate swaps	2,515,000	3,733,000
Other	2,612,000	2,407,000
Total gross deferred tax assets	14,548,000	15,967,000
Less state valuation allowance	244,000	234,000
Deferred tax assets after valuation allowance	14,304,000	15,733,000
Deferred tax liabilities:
Investment in securities available for sale	5,257,000	17,588,000
Accretion of discounts	3,000	3,000
Core deposit intangible	41,000	101,000
Purchase price adjustments	41,000	63,000
Other	225,000	218,000
Gross deferred tax liabilities	5,567,000	17,973,000
Net deferred tax (liability)	$ 8,737,000	$ (2,240,000)